UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Manager
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		January 7, 2010
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	15
 FORM 13F Information Table Value Total:	$2,665,071,236


List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP         VALUE  (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	38222105	176,170,388	12,637,761  SH	N/A  SOLE  12,637,761	0	0
BANK OF AMERICA CORP BAC	COM	60505104	196,816,399	13,068,818  SH	N/A  SOLE  13,068,818	0	0
CISCO SYSTEMS INC CSCO		COM	17275R102	321,827,503	13,443,087  SH	N/A  SOLE  13,443,087	0	0
CONOCOPHILLIPS COP		COM	20825C104	171,146,550	3,351,215   SH	N/A  SOLE  3,351,215	0	0
DR HORTON INC DHI		COM	23331A109	180,330,246	16,589,719  SH	N/A  SOLE  16,589,719	0	0
FRANKLIN RESOURCES INC BEN	COM	354613101	187,823,037	1,782,848   SH	N/A  SOLE  1,782,848	0	0
GENERAL DYNAMICS CORP GD	COM	369550108	181,447,475	2,661,691   SH	N/A  SOLE  2,661,691	0	0
GENERAL ELECTRIC CO GE		COM	369604103	175,461,324	11,596,915  SH	N/A  SOLE  11,596,915	0	0
HOME DEPOT INC HD		COM	437076102	1,996,170	69,000	    SH	N/A  SOLE  69,000	0	0
INTEL CORP INTC			COM	458140100	178,844,617	8,766,893   SH	N/A  SOLE  8,766,893	0	0
PETROLEO BRASILEIRO	Sponsored ADR	71654V101	290,953,896	6,863,739   SH	N/A  SOLE  6,863,739	0	0
SK TELECOM CO LTD		COM	78440P108	176,181,328	10,835,260  SH	N/A  SOLE  10,835,260	0	0
SYMANTEC CORP SYMC	Sponsored ADR	871503108	198,075,235	11,071,841  SH	N/A  SOLE  11,071,841	0	0
TIME WARNER CABLE TWC		COM	88732J207	225,897,307	5,457,775   SH	N/A  SOLE  5,457,775	0	0
VIRGIN MEDIA INC VMED		COM	92769L101	2,099,761	124,763     SH	N/A  SOLE  124,763	0	0

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